CYBER HORNET S&P 500®
Schedule of Investments
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% Shares Fair Value
Communications — 11.05%
Alphabet, Inc., Class A 16,269 $ 5,092,197
Alphabet, Inc., Class C 13,312 4,177,306
AppLovin Corp., Class A
(a)
50 33,691
AT&T, Inc. 19,957 495,732
Booking Holdings, Inc. 93 498,046
Charter Communications, Inc., Class A
(a)
271 56,571
Comcast Corp., Class A 10,584 316,356
Electronic Arts, Inc. 665 135,879
Fox Corp., Class A 664 48,518
Fox Corp., Class B 371 24,089
GoDaddy, Inc., Class A
(a)
389 48,267
Match Group, Inc. 753 24,314
Meta Platforms, Inc., Class A 6,068 4,005,426
Netflix, Inc.
(a)
11,933 1,118,838
News Corp., Class A 1,064 27,792
News Corp., Class B 322 9,541
Omnicom Group, Inc. 913 73,724
Paramount Skydance Corp., Class B 1,322 17,715
Take-Two Interactive Software, Inc.
(a)
438 112,141
T-Mobile US, Inc. 1,347 273,495
Trade Desk, Inc. (The), Class A
(a)
1,232 46,767
VeriSign, Inc. 236 57,336
Verizon Communications, Inc. 11,885 484,076
Walt Disney Co. (The) 5,088 578,863
Warner Bros. Discovery, Inc.
(a)
6,137 176,868
17,933,548
Consumer Discretionary — 10.18%
Airbnb, Inc., Class A
(a)
1,190 161,507
Amazon.com, Inc.
(a)
26,018 6,005,476
Aptiv PLC
(a)
766 58,285
AutoZone, Inc.
(a)
49 166,184
Axon Enterprise, Inc.
(a)
196 111,314
Best Buy Co., Inc. 529 35,406
Builders FirstSource, Inc.
(a)
342 35,188
Caesars Entertainment, Inc.
(a)
563 13,169
CarMax, Inc.
(a)
419 16,190
Carnival Corp.
(a)
2,817 86,031
Carvana Co.
(a)
5 2,110
Chipotle Mexican Grill, Inc.
(a)
3,804 140,748
Copart, Inc.
(a)
2,395 93,765
D.R. Horton, Inc. 828 119,257
Darden Restaurants, Inc. 329 60,543
Deckers Outdoor Corp.
(a)
423 43,852
Domino's Pizza, Inc. 97 40,432
DoorDash, Inc., Class A
(a)
940 212,891

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Consumer Discretionary — 10.18% - continued
eBay, Inc. 1,413 $ 123,072
Expedia Group, Inc. 357 101,142
Ford Motor Co. 10,853 142,391
General Motors Co. 3,115 253,312
Genuine Parts Co. 386 47,463
Hasbro, Inc. 366 30,012
Hilton Worldwide Holdings, Inc. 696 199,926
Home Depot, Inc. (The) 2,806 965,545
Las Vegas Sands Corp. 1,021 66,457
Lennar Corp., Class A 683 70,212
Live Nation Entertainment, Inc.
(a)
395 56,288
LKQ Corp. 737 22,257
Lowe's Companies, Inc. 1,585 382,239
Lululemon Athletica, Inc.
(a)
315 65,460
Marriott International, Inc., Class A 672 208,480
Masco Corp. 614 38,964
McDonald's Corp. 2,017 616,455
MGM Resorts International 750 27,368
Mohawk Industries, Inc.
(a)
145 15,849
NIKE, Inc., Class B 3,342 212,919
Norwegian Cruise Lines Holdings Ltd.
(a)
1,196 26,695
NVR, Inc.
(a)
8 58,342
O'Reilly Automotive, Inc.
(a)
2,389 217,901
Pool Corp. 107 24,476
PulteGroup, Inc. 583 68,363
Ralph Lauren Corp. 108 38,190
Ross Stores, Inc. 920 165,729
Royal Caribbean Group 659 183,808
Starbucks Corp. 3,117 262,482
Tapestry, Inc. 629 80,367
Tesla, Inc.
(a)
7,711 3,467,791
TJX Companies, Inc. (The) 3,143 482,795
TKO Group Holdings, Inc. 195 40,755
Tractor Supply Co. 1,482 74,115
Ulta Beauty, Inc.
(a)
132 79,861
Williams-Sonoma, Inc. 329 58,756
Wynn Resorts Ltd. 264 31,767
Yum! Brands, Inc. 690 104,383
16,514,735
Consumer Staples — 4.77%
Altria Group, Inc. 4,744 273,539
Archer-Daniels-Midland Co. 1,465 84,223
Brown-Forman Corp., Class B 504 13,134
Bunge Global SA 405 36,077
Campbell's Co. (The) 550 15,329
Church & Dwight Co., Inc. 680 57,018

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Consumer Staples — 4.77% - continued
Clorox Co. (The) 344 $ 34,686
Coca-Cola Co. (The) 10,988 768,172
Colgate-Palmolive Co. 2,273 179,612
Conagra Brands, Inc. 1,338 23,161
Constellation Brands, Inc., Class A 442 60,978
Costco Wholesale Corp. 1,226 1,057,229
Dollar General Corp. 598 79,396
Dollar Tree, Inc.
(a)
577 70,977
Estee Lauder Companies, Inc. (The), Class A 645 67,544
General Mills, Inc. 1,573 73,145
Hershey Co. (The) 414 75,340
Hormel Foods Corp. 812 19,244
J.M. Smucker Co. (The) 297 29,050
Kenvue, Inc. 4,833 83,369
Keurig Dr Pepper, Inc. 2,925 81,929
Kimberly-Clark Corp. 936 94,433
Kraft Heinz Co. (The) 2,185 52,986
Kroger Co. (The) 1,827 114,151
Lamb Weston Holdings, Inc. 403 16,882
McCormick & Co., Inc., Non-Voting Shares 695 47,336
Molson Coors Brewing Co., Class B 516 24,087
Mondelez International, Inc., Class A 3,663 197,179
Monster Beverage Corp.
(a)
2,023 155,103
PepsiCo, Inc. 3,839 550,973
Philip Morris International, Inc. 4,398 705,439
Procter & Gamble Co. (The) 6,664 955,018
Sysco Corp. 1,379 101,619
Target Corp. 1,287 125,804
Tyson Foods, Inc., Class A 791 46,368
Walmart, Inc. 12,301 1,370,455
7,740,985
Energy — 2.95%
APA Corp. 860 21,036
Baker Hughes Co., Class A 2,736 124,597
Chevron Corp. 5,576 849,839
ConocoPhillips 3,632 339,992
Coterra Energy, Inc. 2,085 54,877
Devon Energy Corp. 1,770 64,835
Diamondback Energy, Inc. 494 74,263
Enphase Energy, Inc.
(a)
354 11,346
EOG Resources, Inc. 1,579 165,811
EQT Corp. 1,187 63,623
Expand Energy Corp. 635 70,079
Exxon Mobil Corp. 12,538 1,508,823
First Solar, Inc.
(a)
299 78,107
Halliburton Co. 2,454 69,350

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Energy — 2.95% - continued
Kinder Morgan, Inc. 5,363 $ 147,429
Marathon Petroleum Corp. 1,009 164,094
Occidental Petroleum Corp. 1,845 75,866
ONEOK, Inc. 1,622 119,217
Phillips 66 1,186 153,041
Schlumberger Ltd. 3,959 151,946
Targa Resources Corp. 619 114,206
Texas Pacific Land Corp. 14 4,021
Valero Energy Corp. 943 153,511
Williams Companies, Inc. (The) 3,331 200,226
4,780,135
Financials — 12.97%
Aflac, Inc. 1,450 159,892
Allstate Corp. (The) 727 151,325
American Express Co. 1,561 577,492
American International Group, Inc. 1,920 164,256
Ameriprise Financial, Inc. 277 135,824
Aon PLC, Class A 605 213,492
Apollo Asset Management, Inc., Class A 108 15,634
Arch Capital Group Ltd.
(a)
1,018 97,647
Ares Management Corp., Class A 7 1,131
Arthur J. Gallagher & Co. 607 157,086
Assurant, Inc. 145 34,923
Bank of America Corp. 18,984 1,044,120
Bank of New York Mellon Corp. (The) 2,092 242,860
Berkshire Hathaway, Inc., Class B
(a)
5,157 2,592,166
BlackRock, Inc. 388 415,293
Blackstone Group L.P. (The), Class A 2,008 309,513
Brown & Brown, Inc. 663 52,841
Capital One Financial Corp. 1,761 426,796
Cboe Global Markets, Inc. 292 73,292
Charles Schwab Corp. (The) 4,196 419,223
Chubb Ltd. 1,044 325,853
Cincinnati Financial Corp. 428 69,901
Citigroup, Inc. 5,296 617,990
Citizens Financial Group, Inc. 1,281 74,823
CME Group, Inc. 991 270,622
Coinbase Global, Inc., Class A
(a)
623 140,885
ERIE Indemnity Co., Class A 71 20,352
Everest Re Group, Ltd. 120 40,722
Fifth Third Bancorp 1,867 87,394
Franklin Resources, Inc. 841 20,091
Globe Life, Inc. 238 33,287
Goldman Sachs Group, Inc. (The) 876 770,005
Hartford Financial Services Group, Inc. (The) 827 113,961
Huntington Bancshares, Inc. 3,973 68,932

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Financials — 12.97% - continued
Interactive Brokers Group, Inc., Class A 83 $ 5,338
Intercontinental Exchange, Inc. 1,598 258,812
Invesco Ltd. 1,258 33,048
JPMorgan Chase & Co. 7,988 2,573,893
KeyCorp 2,590 53,458
KKR & Co., Inc. 1,880 239,662
Loews Corp. 508 53,497
M&T Bank Corp. 454 91,472
Marsh & McLennan Companies, Inc. 1,368 253,791
MasterCard, Inc., Class A 2,322 1,325,583
MetLife, Inc. 1,687 133,172
Moody's Corp. 434 221,709
Morgan Stanley 3,417 606,620
MSCI, Inc. 219 125,647
Nasdaq, Inc. 956 92,856
Northern Trust Corp. 557 76,081
PNC Financial Services Group, Inc. (The) 1,105 230,647
Principal Financial Group, Inc. 596 52,573
Progressive Corp. (The) 1,629 370,956
Prudential Financial, Inc. 1,001 112,993
Raymond James Financial, Inc. 520 83,507
Regions Financial Corp. 2,549 69,078
Robinhood Markets, Inc., Class A
(a)
144 16,286
S&P Global, Inc. 890 465,105
State Street Corp. 837 107,981
Synchrony Financial 1,117 93,191
T. Rowe Price Group, Inc. 610 62,452
Travelers Companies, Inc. (The) 633 183,608
Truist Financial Corp. 3,686 181,388
U.S. Bancorp 4,343 231,741
Visa, Inc., Class A 4,698 1,647,636
W.R. Berkley Corp. 824 57,779
Wells Fargo & Co. 9,661 900,405
Willis Towers Watson PLC 278 91,351
21,042,940
Health Care — 9.73%
Abbott Laboratories 4,938 618,683
AbbVie, Inc. 4,965 1,134,453
Agilent Technologies, Inc. 808 109,945
Align Technology, Inc.
(a)
198 30,918
AmerisourceBergen Corp. 465 157,054
Amgen, Inc. 1,477 483,437
Baxter International, Inc. 1,405 26,850
Becton, Dickinson and Co. 803 155,838
Biogen, Inc.
(a)
396 69,692
Bio-Techne Corp. 439 25,818

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Health Care — 9.73% - continued
Boston Scientific Corp.
(a)
4,101 $ 391,030
Bristol-Myers Squibb Co. 5,645 304,491
Cardinal Health, Inc. 676 138,918
Centene Corp.
(a)
1,473 60,614
Charles River Laboratories International, Inc.
(a)
143 28,526
Cigna Corp. 773 212,753
Cooper Companies, Inc. (The)
(a)
543 44,504
CVS Health Corp. 3,504 278,077
Danaher Corp. 1,788 409,309
DaVita, Inc.
(a)
147 16,701
DexCom, Inc.
(a)
1,059 70,286
Edwards LifeSciences Corp.
(a)
1,680 143,220
Elevance Health, Inc. 645 226,105
Eli Lilly & Co. 2,229 2,395,462
GE HealthCare Technologies, Inc. 1,120 91,862
Gilead Sciences, Inc. 3,422 420,016
HCA Healthcare, Inc. 514 239,966
Henry Schein, Inc.
(a)
360 27,209
Hologic, Inc.
(a)
655 48,791
Humana, Inc. 341 87,340
IDEXX Laboratories, Inc.
(a)
226 152,896
Incyte Corp.
(a)
517 51,064
Insulet Corp.
(a)
196 55,711
Intuitive Surgical, Inc.
(a)
985 557,865
IQVIA Holdings, Inc.
(a)
505 113,832
Johnson & Johnson 6,764 1,399,810
Labcorp Holdings, Inc. 235 58,957
McKesson Corp. 361 296,125
Medtronic PLC 3,571 343,030
Merck & Co., Inc. 7,160 753,662
Mettler-Toledo International, Inc.
(a)
60 83,651
Moderna, Inc.
(a)
932 27,485
Molina Healthcare, Inc.
(a)
160 27,766
PerkinElmer, Inc. 345 33,379
Pfizer, Inc. 15,587 388,116
Quest Diagnostics, Inc. 308 53,447
Regeneron Pharmaceuticals, Inc. 290 223,842
ResMed, Inc. 409 98,516
Solventum Corp.
(a)
388 30,745
STERIS PLC 275 69,718
Stryker Corp. 954 335,302
Thermo Fisher Scientific, Inc. 1,083 627,544
UnitedHealth Group, Inc. 2,598 857,625
Universal Health Services, Inc., Class B 171 37,281
Vertex Pharmaceuticals, Inc.
(a)
707 320,526
Viatris, Inc. 3,365 41,894

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Health Care — 9.73% - continued
Waters Corp.
(a)
162 $ 61,532
West Pharmaceutical Services, Inc. 123 33,842
Zimmer Biomet Holdings, Inc. 574 51,614
Zoetis, Inc., Class A 1,265 159,162
15,793,807
Industrials — 7.85%
3M Co. 1,526 244,313
A.O. Smith Corp. 342 22,873
Allegion PLC 245 39,009
AMETEK, Inc. 642 131,809
Amphenol Corp., Class A 3,355 453,395
Boeing Co. (The)
(a)
1,665 361,505
Carrier Global Corp. 2,327 122,959
Caterpillar, Inc. 1,374 787,124
CH Robinson Worldwide, Inc. 326 52,408
Cintas Corp. 941 176,974
Comfort Systems USA, Inc. 1 933
CSX Corp. 5,314 192,633
Cummins, Inc. 393 200,607
Deere & Co. 713 331,951
Delta Air Lines, Inc. 1,761 122,213
Dover Corp. 386 75,363
Eaton Corp. PLC 1,106 352,271
EMCOR Group, Inc. 9 5,506
Emerson Electric Co. 1,581 209,830
Expeditors International of Washington, Inc. 399 59,455
Fastenal Co. 3,145 126,209
FedEx Corp. 635 183,426
Fortive Corp. 967 53,388
GE Vernova LLC 766 500,634
Generac Holdings, Inc.
(a)
172 23,456
General Dynamics Corp. 717 241,385
General Electric Co. 3,058 941,955
Honeywell International, Inc. 1,787 348,626
Howmet Aerospace Inc. 1,086 222,652
Hubbell, Inc. 147 65,284
Huntington Ingalls Industries, Inc. 110 37,408
IDEX Corp. 211 37,545
Illinois Tool Works, Inc. 750 184,725
Ingersoll Rand, Inc. 1,126 89,202
Jacobs Solutions, Inc. 350 46,361
JB Hunt Transport Services, Inc. 228 44,310
Johnson Controls International PLC 1,857 222,376
Keysight Technologies, Inc.
(a)
487 98,954
L3Harris Technologies, Inc. 527 154,711
Lennox International, Inc. 7 3,399

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Industrials — 7.85% - continued
Lockheed Martin Corp., Class B 589 $ 284,882
Nordson Corp. 153 36,786
Norfolk Southern Corp. 626 180,739
Northrop Grumman Corp. 383 218,390
Old Dominion Freight Line, Inc. 493 77,302
Otis Worldwide Corp. 1,124 98,181
PACCAR, Inc. 1,431 156,709
Parker-Hannifin Corp. 357 313,789
Pentair PLC 463 48,217
Quanta Services, Inc. 404 170,513
Republic Services, Inc. 567 120,164
Rockwell Automation, Inc. 319 124,113
Rollins, Inc. 787 47,236
Roper Technologies, Inc. 292 129,978
RTX Corp. 3,705 679,496
Snap-on, Inc. 145 49,967
Southwest Airlines Co. 1,635 67,575
Stanley Black & Decker, Inc. 429 31,866
TE Connectivity PLC 856 194,749
Teledyne Technologies, Inc.
(a)
131 66,906
Textron, Inc. 543 47,333
Trane Technologies PLC 629 244,807
Transdigm Group, Inc. 156 207,457
Trimble, Inc.
(a)
693 54,297
Union Pacific Corp. 1,692 391,392
United Airlines Holdings, Inc.
(a)
900 100,638
United Parcel Service, Inc., Class B 2,040 202,348
United Rentals, Inc. 186 150,533
Veralto Corp. 616 61,464
Verisk Analytics, Inc. 397 88,805
W.W. Grainger, Inc. 121 122,095
Wabtec Corp. 418 89,222
Waste Management, Inc. 1,012 222,346
Xylem, Inc. 665 90,560
12,739,992
Materials — 1.75%
Air Products & Chemicals, Inc. 619 152,905
Albemarle Corp. 328 46,392
Amcor PLC 4,247 35,420
Avery Dennison Corp. 225 40,923
Ball Corp. 873 46,243
CF Industries Holdings, Inc. 529 40,913
Corteva, Inc. 1,941 130,105
CRH PLC 24 2,995
Dow, Inc. 1,944 45,451
DuPont de Nemours, Inc. 1,195 48,039

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Materials — 1.75% - continued
Eastman Chemical Co. 312 $ 19,915
Ecolab, Inc. 703 184,552
Freeport-McMoRan, Inc. 3,973 201,789
International Flavors & Fragrances, Inc. 704 47,443
International Paper Co. 991 39,035
Linde PLC 1,352 576,479
LyondellBasell Industries N.V., Class A 707 30,613
Martin Marietta Materials, Inc. 171 106,475
Mosaic Co. (The) 913 21,994
Newmont Corp. 3,181 317,623
Nucor Corp. 681 111,078
Packaging Corporation of America 245 50,526
PPG Industries, Inc. 654 67,009
Qnity Electronics, Inc.
(a)
597 48,745
Sherwin-Williams Co. (The) 646 209,323
Smurfit WestRock PLC 759 29,351
Solstice Advanced Materials, Inc.
(a)
440 21,375
Steel Dynamics, Inc. 411 69,644
Vulcan Materials Co. 368 104,961
2,847,316
Real Estate — 1.72%
Alexandria Real Estate Equities, Inc. 439 21,485
American Tower Corp. 1,300 228,242
AvalonBay Communities, Inc. 394 71,436
BXP, Inc. 404 27,262
Camden Property Trust 299 32,914
CBRE Group, Inc., Class A
(a)
826 132,813
Crown Castle International Corp. 1,205 107,088
Digital Realty Trust, Inc. 842 130,266
Equinix, Inc. 263 201,500
Equity Residential 954 60,140
Essex Property Trust, Inc. 178 46,579
Extra Space Storage, Inc. 588 76,569
Federal Realty Investment Trust 207 20,866
Healthpeak Properties, Inc. 1,977 31,790
Host Hotels & Resorts, Inc. 1,962 34,786
Invitation Homes, Inc. 1,589 44,158
Iron Mountain, Inc. 812 67,355
Kimco Realty Corp. 1,868 37,864
Mid-America Apartment Communities, Inc. 322 44,729
Prologis, Inc. 2,576 328,852
Public Storage 437 113,402
Realty Income Corp. 2,321 130,835
Regency Centers Corp. 461 31,823
SBA Communications Corp., Class A 294 56,868
Simon Property Group, Inc. 902 166,969

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Real Estate — 1.72% - continued
UDR, Inc. 848 $ 31,105
Ventas, Inc. 1,127 87,207
VICI Properties, Inc. 2,897 81,464
Welltower, Inc. 1,635 303,472
Weyerhaeuser Co. 2,028 48,043
2,797,882
Technology — 34.63%
Accenture PLC, Class A 1,778 477,037
Adobe, Inc.
(a)
1,234 431,888
Advanced Micro Devices, Inc.
(a)
4,538 971,858
Akamai Technologies, Inc.
(a)
421 36,732
Analog Devices, Inc. 1,364 369,917
Apple, Inc. 42,149 11,458,627
Applied Materials, Inc. 2,272 583,881
Arista Networks, Inc.
(a)
2,865 375,401
Autodesk, Inc.
(a)
586 173,462
Automatic Data Processing, Inc. 1,121 288,355
Block, Inc.
(a)
1,602 104,274
Broadcom, Inc. 12,932 4,475,765
Broadridge Financial Solutions, Inc. 327 72,977
Cadence Design Systems, Inc.
(a)
754 235,685
CDW Corp. 364 49,577
Cisco Systems, Inc. 11,258 867,204
Cognizant Technology Solutions Corp., Class A 1,366 113,378
Corning, Inc. 2,137 187,116
Corpay, Inc.
(a)
200 60,186
CoStar Group, Inc.
(a)
1,125 75,645
Crowdstrike Holdings, Inc., Class A
(a)
641 300,475
Datadog, Inc., Class A
(a)
909 123,615
Dayforce, Inc.
(a)
438 30,292
Dell Technologies, Inc., Class C 796 100,200
EPAM Systems, Inc.
(a)
162 33,191
Equifax, Inc. 344 74,641
F5, Inc.
(a)
161 41,097
FactSet Research Systems, Inc. 107 31,050
Fair Isaac Corp.
(a)
69 116,653
Fidelity National Information Services, Inc. 1,632 108,463
Fiserv, Inc.
(a)
1,596 107,203
Fortinet, Inc.
(a)
1,745 138,570
Garmin Ltd. 423 85,806
Gartner, Inc.
(a)
218 54,997
Gen Digital, Inc. 1,569 42,661
Global Payments, Inc. 718 55,573
Hewlett Packard Enterprise Co. 3,597 86,400
HP, Inc. 2,438 54,319
Intel Corp. 11,758 433,870

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Technology — 34.63% - continued
International Business Machines Corp. 2,601 $ 770,443
Intuit, Inc. 767 508,076
Jabil, Inc. 348 79,351
Jack Henry & Associates, Inc. 205 37,408
KLA Corp. 369 448,365
Lam Research Corp. 3,575 611,969
Leidos Holdings, Inc. 372 67,109
MarketAxess Holdings, Inc. 99 17,944
Microchip Technology, Inc. 1,484 94,560
Micron Technology, Inc. 3,050 870,501
Microsoft Corp. 20,639 9,981,434
Monolithic Power Systems, Inc. 132 119,640
Motorola Solutions, Inc. 465 178,244
NetApp, Inc. 561 60,077
Nvidia Corp. 68,277 12,733,660
NXP Semiconductors NV 706 153,244
ON Semiconductor Corp.
(a)
1,162 62,922
Oracle Corp. 4,548 886,451
Palantir Technologies, Inc., Class A
(a)
5,589 993,445
Palo Alto Networks, Inc.
(a)
1,786 328,981
Paychex, Inc. 878 98,494
Paycom Software, Inc. 135 21,514
PayPal Holdings, Inc.
(a)
2,798 163,347
PTC, Inc.
(a)
327 56,967
Qualcomm, Inc. 3,097 529,742
Salesforce, Inc. 2,752 729,032
SanDisk Corp.
(a)
5 1,187
Seagate Technology PLC 536 147,609
ServiceNow, Inc.
(a)
2,896 443,638
Skyworks Solutions, Inc. 446 28,281
Super Micro Computer, Inc.
(a)
1,331 38,958
Synopsys, Inc.
(a)
503 236,269
Teradyne, Inc. 416 80,521
Texas Instruments, Inc. 2,533 439,450
Tyler Technologies, Inc.
(a)
117 53,112
Uber Technologies, Inc.
(a)
5,845 477,595
Western Digital Corp.
(a)
853 146,946
Workday, Inc., Class A
(a)
51 10,954
Zebra Technologies Corp., Class A
(a)
135 32,781
56,168,262
Utilities — 2.13%
AES Corp. 1,883 27,002
Alliant Energy Corp. 696 45,247
Ameren Corp. 729 72,798
American Electric Power Co., Inc. 1,441 166,162
American Water Works Co., Inc. 537 70,079

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.73% - continued Shares Fair Value
Utilities — 2.13% - continued
Atmos Energy Corp. 421 $ 70,572
CenterPoint Energy, Inc. 1,751 67,133
CMS Energy Corp. 817 57,133
Consolidated Edison, Inc. 962 95,546
Constellation Energy Corp. 860 303,811
Dominion Energy, Inc. 2,323 136,105
DTE Energy Co. 570 73,519
Duke Energy Corp. 2,150 252,001
Edison International 1,061 63,681
Entergy Corp. 1,182 109,252
Evergy, Inc. 643 46,611
Eversource Energy 970 65,310
Exelon Corp. 2,737 119,306
FirstEnergy Corp. 1,428 63,932
NextEra Energy, Inc. 5,720 459,201
Nisource, Inc. 1,155 48,233
NRG Energy, Inc. 617 98,251
PG&E Corp. 5,947 95,568
Pinnacle West Capital Corp. 318 28,207
PPL Corp. 2,039 71,406
Public Service Enterprise Group, Inc. 1,386 111,296
Sempra Energy 1,750 154,508
Southern Co. (The) 3,043 265,349
Vistra Corp. 76 12,261
WEC Energy Group, Inc. 880 92,805
Xcel Energy, Inc. 1,521 112,341
3,454,626
Total Common Stocks (Cost $92,266,266) 161,814,228
EXCHANGE-TRADED FUNDS — 0.17% Shares Fair Value
SPDR® S&P 500® ETF Trust 410 279,587
Total Exchange-Traded Funds (Cost $251,563) 279,587
RIGHT - 0.00% Shares Fair Value
Sycamore Partners, LLC 1,885 $ 999
Total Right Cost ($–) 999
Total Investments — 99.90% (Cost $92,517,829) 162,094,814
Other Assets in Excess of Liabilities — 0.10% 156,703
NET ASSETS — 100.00% $ 162,251,517
(a) Non-income producing security.
ETF - Exchange-Traded Fund

CYBER HORNET S&P 500®
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
SPDR - Standard & Poor's Depositary Receipt
COMMON STOCKS — 99.73% - continued Shares Fair Value
Utilities — 2.13% - continued
Atmos Energy Corp. 421 $ 70,572
CenterPoint Energy, Inc. 1,751 67,133
CMS Energy Corp. 817 57,133
Consolidated Edison, Inc. 962 95,546
Constellation Energy Corp. 860 303,811
Dominion Energy, Inc. 2,323 136,105
DTE Energy Co. 570 73,519
Duke Energy Corp. 2,150 252,001
Edison International 1,061 63,681
Entergy Corp. 1,182 109,252
Evergy, Inc. 643 46,611
Eversource Energy 970 65,310
Exelon Corp. 2,737 119,306
FirstEnergy Corp. 1,428 63,932
NextEra Energy, Inc. 5,720 459,201
Nisource, Inc. 1,155 48,233
NRG Energy, Inc. 617 98,251
PG&E Corp. 5,947 95,568
Pinnacle West Capital Corp. 318 28,207
PPL Corp. 2,039 71,406
Public Service Enterprise Group, Inc. 1,386 111,296
Sempra Energy 1,750 154,508
Southern Co. (The) 3,043 265,349
Vistra Corp. 76 12,261
WEC Energy Group, Inc. 880 92,805
Xcel Energy, Inc. 1,521 112,341
3,454,626
Total Common Stocks (Cost $92,266,266) 161,814,228
EXCHANGE-TRADED FUNDS — 0.17% Shares Fair Value
SPDR® S&P 500® ETF Trust 410 279,587
Total Exchange-Traded Funds (Cost $251,563) 279,587
RIGHT - 0.00% Shares Fair Value
Sycamore Partners, LLC 1,885 $ 999
Total Right Cost ($–) 999
Total Investments — 99.90% (Cost $92,517,829) 162,094,814
Other Assets in Excess of Liabilities — 0.10% 156,703
NET ASSETS — 100.00% $ 162,251,517
(a) Non-income producing security.
ETF - Exchange-Traded Fund